Pay vs Performance Disclosure - USD ($)		12 Months Ended
		Mar. 31, 2025	Mar. 31, 2024	Mar. 31, 2023	Mar. 31, 2022	Mar. 31, 2021
Pay vs Performance Disclosure [Table]
Pay vs Performance Disclosure, Table

Pay vs. Performance

Our executive compensation program is designed to reflect a strong focus on pay-for-performance to align our named executive officers’ interests with those of our shareholders. As required by Item 402(v) of Regulation
S-K, we are providing information about the relationship between executive compensation actually paid computed in accordance with Item 402(v) of Regulation S-K and certain financial performance metrics of the Company.

	Summary Compensation Table Total for PEO ($)	Compensation Actually Paid to PEO[2] ($)	Average Summary Compensation Table Total for Non-PEO NEOs ($)	Average Compensation Actually Paid to Non-PEO NEOs[3] ($)	Value of Initial Fixed $100 Investment Based on:		Net Income ($) (in thousands)	Stock Price[6] ($)
Fiscal Year[1]					Company TSR[4] ($)	Peer Group TSR[5] ($)
2025	1,496,653	2,199,487	1,018,051	1,533,120	23	332	(115,091)	14.38
2024	890,261	605,312	527,429	355,588	19	264	(41,286)	12.00
2023	1,635,508	613,584	698,916	469,781	37	252	(18,368)	23.00
2022	2,526,902	(2,063,248)	1,437,464	467,884	73	269	38,355	45.40
2021	2,989,619	9,101,583	919,011	2,232,959	266	191	(35,459)	166.60

1Mr. Lerner served as our Chief Executive Officer and our principal executive officer (PEO) through the entire reporting period. The named executive officers included in the non-PEO named executive officer (NEO) average for each year are as follows:

•     Fiscal 2025: Kenneth P. Gianella and Brian E. Cabrera

•     Fiscal 2024: Kenneth P. Gianella, Brian E. Cabrera, Laura A. Nash, Henk Jan Spanjaard, and John Hurley

•     Fiscal year 2023: Kenneth P. Gianella, Brian E. Cabrera, John Hurley, Lewis W. Moorehead, and J. Michael Dodson

•     Fiscal year 2022: J. Michael Dodson, Brian E. Cabrera, John Hurley, and Lewis W. Moorehead

•     Fiscal year 2021: J. Michael Dodson, Regan J. MacPherson, Elizabeth P. King, and Lewis W. Moorehead

		[2]See Table A for the explanation of adjustments to the Summary Compensation Table totals to derive Compensation Actually Paid (CAP) for Mr. Lerner as computed in accordance with Item 402(v) of Regulation S-K. The dollar amounts do not reflect the actual amount of compensation earned by or paid to Mr. Lerner during the applicable year. [3]See Table B for the explanation of adjustments to the Summary Compensation Table totals to derive the average CAP for our non-PEO NEOs as computed in accordance with Item 402(v) of Regulation S-K. [4]Represents the Company’s common stock cumulative total shareholder return (TSR) on a fixed investment of $100 over the fiscal year starting from the market close on the last trading day of fiscal year 2020 (March 31, 2020) through the end of each applicable fiscal year in the table.[5]Represents the cumulative TSR of the S&P 500 Technology Hardware & Peripherals Index on a fixed investment of $100 over the fiscal year starting from the market close on the last trading day of fiscal year 2020 through the end of each applicable fiscal year in the table.[6]In Fiscal 2025 the LCC determined that the Company’s common stock price continues to be viewed as a key metric of our business performance and aligned with long term shareholder value creation. Values listed reflect the Company’s common stock price at market close on March 31 of each fiscal year, or the last day immediately before March 31 that was an open trading day. The stock price shown for fiscal years 2021-2024 has been adjusted to reflect the 1-share-for-20-shares reverse stock split approved by shareholders in Fiscal 2025.
Named Executive Officers, Footnote

1Mr. Lerner served as our Chief Executive Officer and our principal executive officer (PEO) through the entire reporting period. The named executive officers included in the non-PEO named executive officer (NEO) average for each year are as follows:

•     Fiscal 2025: Kenneth P. Gianella and Brian E. Cabrera

•     Fiscal 2024: Kenneth P. Gianella, Brian E. Cabrera, Laura A. Nash, Henk Jan Spanjaard, and John Hurley

•     Fiscal year 2023: Kenneth P. Gianella, Brian E. Cabrera, John Hurley, Lewis W. Moorehead, and J. Michael Dodson

•     Fiscal year 2022: J. Michael Dodson, Brian E. Cabrera, John Hurley, and Lewis W. Moorehead

•     Fiscal year 2021: J. Michael Dodson, Regan J. MacPherson, Elizabeth P. King, and Lewis W. Moorehead

PEO Total Compensation Amount	[1]	$ 1,496,653	$ 890,261	$ 1,635,508	$ 2,526,902	$ 2,989,619
PEO Actually Paid Compensation Amount	[2]	$ 2,199,487	605,312	613,584	(2,063,248)	9,101,583
Adjustment To PEO Compensation, Footnote

PEO
			Fiscal 2025	Fiscal Year 2024	Fiscal Year 2023	Fiscal Year 2022	Fiscal Year 2021
	Summary Compensation Table – Total Compensation	(a)	$1,496,653	$890,261	$1,635,508	$2,526,902	$2,989,619
-	(Minus) Grant Date Fair Value of Equity Awards Granted in Fiscal year	(b)	$(211,875)	$(186,000)	$(953,194)	$(1,939,820)	$(2,013,600)
+	Plus Fair Value at Fiscal Year End of Outstanding and Unvested Equity Awards Granted in Fiscal Year	(c)	$539,250	$124,000	$768,870	$718,000	$4,652,000
+/-	Plus (Minus) Change in Fair Value of Outstanding and Unvested Equity Awards Granted in Prior Fiscal Years	(d)	$288,794	$(222,949)	$(584,266)	$(2,100,796)	$2,418,732
+/-	Plus (Minus) Change in Fair Value as of Vesting Date for Which Application Vesting Conditions Were Satisfied During Fiscal year	(e)	$86,666	-	$(253,333)	$(1,267,534)	$1,054,832
-	(Minus) Fair Value as of Prior Fiscal Year End That Failed to Meet Applicable Vesting Conditions During Fiscal Year	(f)	-	-	-	-	-
=	Compensation Actually Paid		$2,199,487	$605,312	$613,584	$(2,063,248)	$9,101,583
(a) Represents Total Compensation as reported in the Summary Compensation Table for the indicated fiscal year.
(b) Represents the aggregate grant date fair value of the stock awards and option awards granted to the PEO during the indicated fiscal year, computed in accordance with FASB ASC 718.
(c) Represents the aggregate fair value as of the indicated fiscal year-end of the PEO's outstanding and unvested stock awards and option awards granted during such fiscal year, computed in accordance with FASB ASC 718.
(d) Represents the aggregate change in fair value during the indicated fiscal year of the outstanding and unvested stock awards and option awards held by the PEO as of the last day of the indicated fiscal year, computed in accordance with FASB ASC 718 and, for awards subject to performance-based vesting conditions, based on the probable outcome of such performance-based vesting conditions as of the last day of the fiscal year.
(e) Represents the aggregate change in fair value, measured from the prior fiscal year-end to the vesting date, of each stock award and option award held by the PEO that was granted in a prior fiscal year and which vested during the indicated fiscal year, computed in accordance with FASB ASC 718.
(f) Represents the aggregate fair value as of the last day of the prior fiscal year of the PEO's stock awards and option awards that were granted in a prior fiscal year and which failed to meet the applicable vesting conditions in the indicated fiscal year, computed in accordance with FASB ASC 718.

Non-PEO NEO Average Total Compensation Amount	[3]	$ 1,018,051	527,429	698,916	1,437,464	919,011
Non-PEO NEO Average Compensation Actually Paid Amount	[4]	$ 1,533,120	355,588	469,781	467,884	2,232,959
Adjustment to Non-PEO NEO Compensation Footnote

NEO Average
			Fiscal 2025	Fiscal Year 2024	Fiscal Year 2023	Fiscal Year 2022	Fiscal Year 2021
	Summary Compensation Table – Total Compensation	(a)	$1,018,051	$527,419	$698,916	$1,437,464	$919,011
-	(Minus) Grant Date Fair Value of Equity Awards Granted in Fiscal year	(b)	$(183,095)	$(110,213)	$(310,778)	$(684,225)	$(420,535)
+	Plus Fair Value at Fiscal Year End of Outstanding and Unvested Equity Awards Granted in Fiscal Year	(c)	$452,970	$19,807	$238,218	$332,569	$966,038
+/-	Plus (Minus) Change in Fair Value of Outstanding and Unvested Equity Awards Granted in Prior Fiscal Years	(d)	$136,288	$(81,425)	$(100,083)	$(475,494)	$526,285
+/-	Plus (Minus) Change in Fair Value as of Vesting Date of Equity Awards Granted in Prior Fiscal years for Which Application Vesting Conditions Were Satisfied During Fiscal year	(e)	$108,906	-	$(56,493)	$(142,429)	$242,161
-	(Minus) Fair Value as of Prior Fiscal Year End of Equity Awards Granted in Prior Fiscal Years That Failed to Meet Applicable Vesting Conditions During Fiscal Year	(f)	-	-	-	-	-
=	Compensation Actually Paid		$1,533,120	$355,588	$469,781	$467,884	$2,232,959
(a) Represents the average Total Compensation as reported in the Summary Compensation Table for the reported NEOs in the indicated fiscal year.
(b) Represents the average aggregate grant date fair value of the stock awards and option awards granted to the reported NEOs during the indicated fiscal year, computed in accordance with FASB ASC 718.
(c) Represents the average aggregate fair value as of the indicated fiscal year-end of the reported NEOs’ outstanding and unvested stock awards and option awards granted during such fiscal year, computed in accordance with FASB ASC 718.
(d) Represents the average aggregate change in fair value during the indicated fiscal year of the outstanding and unvested stock awards and option awards held by the reported NEOs as of the last day of the indicated fiscal year, computed in accordance with FASB ASC 718 and, for awards subject to performance-based vesting conditions, based on the probable outcome of such performance-based vesting conditions as of the last day of the fiscal year.
(e) Represents the average aggregate change in fair value, measured from the prior fiscal year-end to the vesting date, of each stock award and option award held by the reported NEOs that was granted in a prior fiscal year and which vested during the indicated fiscal year, computed in accordance with FASB ASC 718.
(f) Represents the average aggregate fair value as of the last day of the prior fiscal year of the reported NEOs’ stock awards and option awards that were granted in a prior fiscal year and which failed to meet the applicable vesting conditions in the indicated fiscal year, computed in accordance with FASB ASC 718.

Compensation Actually Paid vs. Total Shareholder Return		Compensation Actually Paid vs. Total Shareholder Return
Compensation Actually Paid vs. Net Income		Compensation Actually Paid vs. Net Income
Compensation Actually Paid vs. Company Selected Measure		Compensation Actually Paid vs. Stock Price
Tabular List, Table

Tabular List of Performance Measures

While we utilize several performance measures to align executive compensation with our performance, not all of these measures are presented in the Pay Versus Performance table shown below. We consider achievements related to the following metrics to be the most important links between performance and the compensation paid to our named executive officers for the most recently completed fiscal year:

Revenue	Operating Expenses	Gross Margin	Adjusted EBITDA	Stock Price

Total Shareholder Return Amount	[5]	$ 23	19	37	73	266
Peer Group Total Shareholder Return Amount	[6]	332	264	252	269	191
Net Income (Loss) Attributable to Parent		$ (115,091,000)	$ (41,286,000)	$ (18,368,000)	$ 38,355,000	$ (35,459,000)
Company Selected Measure Amount	[7]	14.38	12.00	23.00	45.40	166.60
PEO Name		Mr. Lerner	Mr. Lerner	Mr. Lerner	Mr. Lerner	Mr. Lerner
Additional 402(v) Disclosure	Our executive compensation program is designed to reflect a strong focus on pay-for-performance to align our named executive officers’ interests with those of our shareholders. As required by Item 402(v) of Regulation
		S-K, we are providing information about the relationship between executive compensation actually paid computed in accordance with Item 402(v) of Regulation S-K and certain financial performance metrics of the Company.
PEO [Member] | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	[8]	$ (211,875)	$ (186,000)	$ (953,194)	$ (1,939,820)	$ (2,013,600)
PEO [Member] | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	[9]	539,250	124,000	768,870	718,000	4,652,000
PEO [Member] | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	[10]	288,794	(222,949)	(584,266)	(2,100,796)	2,418,732
PEO [Member] | Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	[11]	86,666	(0)	(253,333)	(1,267,534)	1,054,832
PEO [Member] | Prior Year End Fair Value of Equity Awards Granted in Any Prior Year that Fail to Meet Applicable Vesting Conditions During Covered Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	[12]	(0)	(0)	(0)	(0)	(0)
Non-PEO NEO [Member] | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	[13]	(183,095)	(110,213)	(310,778)	(684,225)	(420,535)
Non-PEO NEO [Member] | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	[14]	452,970	19,807	238,218	332,569	966,038
Non-PEO NEO [Member] | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	[15]	136,288	(81,425)	(100,083)	(475,494)	526,285
Non-PEO NEO [Member] | Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	[16]	108,906	(0)	(56,493)	(142,429)	242,161
Non-PEO NEO [Member] | Prior Year End Fair Value of Equity Awards Granted in Any Prior Year that Fail to Meet Applicable Vesting Conditions During Covered Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	[17]	$ (0)	$ (0)	$ (0)	$ (0)	$ (0)
Measure [Axis]: 1
Pay vs Performance Disclosure [Table]
Measure Name		Revenue
Measure [Axis]: 2
Pay vs Performance Disclosure [Table]
Measure Name		Operating Expenses
Measure [Axis]: 3
Pay vs Performance Disclosure [Table]
Measure Name		Gross Margin
Measure [Axis]: 4
Pay vs Performance Disclosure [Table]
Measure Name		Adjusted EBITDA
Measure [Axis]: 5
Pay vs Performance Disclosure [Table]
Measure Name		Stock Price

[1]	Represents Total Compensation as reported in the Summary Compensation Table for the indicated fiscal year.
[2]	See Table A for the explanation of adjustments to the Summary Compensation Table totals to derive Compensation Actually Paid (CAP) for Mr. Lerner as computed in accordance with Item 402(v) of Regulation S-K. The dollar amounts do not reflect the actual amount of compensation earned by or paid to Mr. Lerner during the applicable year.
[3]	Represents the average Total Compensation as reported in the Summary Compensation Table for the reported NEOs in the indicated fiscal year.
[4]	See Table B for the explanation of adjustments to the Summary Compensation Table totals to derive the average CAP for our non-PEO NEOs as computed in accordance with Item 402(v) of Regulation S-K.
[5]	Represents the Company’s common stock cumulative total shareholder return (TSR) on a fixed investment of $100 over the fiscal year starting from the market close on the last trading day of fiscal year 2020 (March 31, 2020) through the end of each applicable fiscal year in the table.
[6]	Represents the cumulative TSR of the S&P 500 Technology Hardware & Peripherals Index on a fixed investment of $100 over the fiscal year starting from the market close on the last trading day of fiscal year 2020 through the end of each applicable fiscal year in the table.
[7]	In Fiscal 2025 the LCC determined that the Company’s common stock price continues to be viewed as a key metric of our business performance and aligned with long term shareholder value creation. Values listed reflect the Company’s common stock price at market close on March 31 of each fiscal year, or the last day immediately before March 31 that was an open trading day. The stock price shown for Fiscal years 2021-2024 has been adjusted to reflect the 1-share-for-20-shares reverse stock split approved by shareholders in Fiscal 2025.
[8]	Represents the aggregate grant date fair value of the stock awards and option awards granted to the PEO during the indicated fiscal year, computed in accordance with FASB ASC 718.
[9]	Represents the aggregate fair value as of the indicated fiscal year-end of the PEO's outstanding and unvested stock awards and option awards granted during such fiscal year, computed in accordance with FASB ASC 718.
[10]	Represents the aggregate change in fair value during the indicated fiscal year of the outstanding and unvested stock awards and option awards held by the PEO as of the last day of the indicated fiscal year, computed in accordance with FASB ASC 718 and, for awards subject to performance-based vesting conditions, based on the probable outcome of such performance-based vesting conditions as of the last day of the fiscal year.
[11]	Represents the aggregate change in fair value, measured from the prior fiscal year-end to the vesting date, of each stock award and option award held by the PEO that was granted in a prior fiscal year and which vested during the indicated fiscal year, computed in accordance with FASB ASC 718.
[12]	Represents the aggregate fair value as of the last day of the prior fiscal year of the PEO's stock awards and option awards that were granted in a prior fiscal year and which failed to meet the applicable vesting conditions in the indicated fiscal year, computed in accordance with FASB ASC 718.
[13]	Represents the average aggregate grant date fair value of the stock awards and option awards granted to the reported NEOs during the indicated fiscal year, computed in accordance with FASB ASC 718.
[14]	Represents the average aggregate fair value as of the indicated fiscal year-end of the reported NEOs’ outstanding and unvested stock awards and option awards granted during such fiscal year, computed in accordance with FASB ASC 718.
[15]	Represents the average aggregate change in fair value during the indicated fiscal year of the outstanding and unvested stock awards and option awards held by the reported NEOs as of the last day of the indicated fiscal year, computed in accordance with FASB ASC 718 and, for awards subject to performance-based vesting conditions, based on the probable outcome of such performance-based vesting conditions as of the last day of the fiscal year.
[16]	Represents the average aggregate change in fair value, measured from the prior fiscal year-end to the vesting date, of each stock award and option award held by the reported NEOs that was granted in a prior fiscal year and which vested during the indicated fiscal year, computed in accordance with FASB ASC 718.
[17]	Represents the average aggregate fair value as of the last day of the prior fiscal year of the reported NEOs’ stock awards and option awards that were granted in a prior fiscal year and which failed to meet the applicable vesting conditions in the indicated fiscal year, computed in accordance with FASB ASC 718.